Financial Assets and Liabilities - Summary of Impact of Hedging Instruments (Detail) - Foreign currency exchange risk [Member] - Long Term Foreign Currency Options ₱ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 PHP (₱) USD ($)	Dec. 31, 2024 PHP (₱) USD ($)
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Notional Amount | $	385	356
Carrying Amount | ₱	₱ 617	₱ 385
Line item in our Consolidated Statements of Financial Position	Derivative financial assets – net of current portion	Derivative financial assets – net of current portion